Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Total income	[1]	£ 8,637	£ 7,122
Credit impairment charges		(2,674)	(510)
Net operating income/(expenses)		5,963	6,612
Operating expenses		(4,548)	(4,841)
Litigation and conduct		(19)	(69)
Operating expenses		(4,567)	(4,910)
Other net income/(expenses)	[2]	127	23
Profit/(loss) before tax		1,523	1,725
Total assets		1,095,958		£ 876,672
Operating segments [member] | Corporate and Investment bank [member]
Disclosure of operating segments [line items]
Total income		6,973	5,149
Credit impairment charges		(1,320)	(96)
Net operating income/(expenses)		5,653	5,053
Operating expenses		(3,458)	(3,589)
Litigation and conduct		(4)	(26)
Operating expenses		(3,462)	(3,615)
Other net income/(expenses)	[2]	12	15
Profit/(loss) before tax		2,203	1,453
Total assets		1,017,100		799,600
Operating segments [member] | Consumer Payments and Private Bank [member]
Disclosure of operating segments [line items]
Total income		1,742	2,193
Credit impairment charges		(1,299)	(396)
Net operating income/(expenses)		443	1,797
Operating expenses		(1,053)	(1,207)
Litigation and conduct		(8)	(4)
Operating expenses		(1,061)	(1,211)
Other net income/(expenses)	[2]	115	16
Profit/(loss) before tax		(503)	602
Total assets		66,000		65,700
Head Office [member]
Disclosure of operating segments [line items]
Total income		(78)	(220)
Credit impairment charges		(55)	(18)
Net operating income/(expenses)		(133)	(238)
Operating expenses		(37)	(45)
Litigation and conduct		(7)	(39)
Operating expenses		(44)	(84)
Other net income/(expenses)	[2]	0	(8)
Profit/(loss) before tax		(177)	£ (330)
Total assets		£ 12,900		£ 11,400

[1]

T he geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated

[2]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions